Income Taxes (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AED (د.إ)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2023 AED (د.إ)	Jun. 30, 2023 SGD ($)	Jun. 30, 2020 USD ($)
Income Taxes (Details) [Line Items]
Federal statutory income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%
State	5.80%	5.80%	5.80%	5.60%	5.60%
Effective tax rate	(21.40%)	(21.40%)	(21.40%)
Net operating loss carryforward	$ 21,000,000			$ 0
Percentage of future taxable income for unlimited years	80.00%	80.00%	80.00%
Deferred tax asset allowance, percentage	(5.40%)	(5.40%)	(5.40%)	(26.60%)	(26.60%)
Deferred tax assets	$ 576,000			$ 442,000
Net deferred tax assets	1,900,000			0
Increased decreased in valuation allowance	$ 2,467,934			11,716,701
Maximum [Member]
Income Taxes (Details) [Line Items]
Increased decreased in valuation allowance					$ 11,342,917			$ 9,248,767
Minimum [Member]
Income Taxes (Details) [Line Items]
Increased decreased in valuation allowance					$ 373,784			$ 11,716,701
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Federal statutory income tax rate	16.50%	16.50%	16.50%
Net operating loss carryforward	$ 0			$ 68,300,000
CACM and Baytao [Member]
Income Taxes (Details) [Line Items]
Federal statutory income tax rate	21.00%	21.00%	21.00%
State				7.30%
Effective tax rate					26.80%
Net operating loss carryforward	$ 2,100,000			$ 1,500,000
Deferred tax asset allowance, percentage	100.00%	100.00%	100.00%
DMCC [Member]
Income Taxes (Details) [Line Items]
Deferred tax asset allowance, percentage	100.00%	100.00%	100.00%
Business Combination [Member]
Income Taxes (Details) [Line Items]
Business combination, description	The net operating loss carry forwards are available to reduce future years’ taxable income for unlimited years. Management believes that the realization of the benefits from these losses appears uncertain due to the Company’s operating history and continued losses in Hong Kong. If the Company is unable to generate taxable income in its Hong Kong operations, it is more likely than not that it will not have sufficient income to utilize its deferred tax assets. Accordingly, the Company has provided a 100% valuation allowance on its net deferred tax assets of $0 and approximately $11.3 million related to its Hong Kong operations as of June 30, 2023 and 2022, respectively.	The net operating loss carry forwards are available to reduce future years’ taxable income for unlimited years. Management believes that the realization of the benefits from these losses appears uncertain due to the Company’s operating history and continued losses in Hong Kong. If the Company is unable to generate taxable income in its Hong Kong operations, it is more likely than not that it will not have sufficient income to utilize its deferred tax assets. Accordingly, the Company has provided a 100% valuation allowance on its net deferred tax assets of $0 and approximately $11.3 million related to its Hong Kong operations as of June 30, 2023 and 2022, respectively.	The net operating loss carry forwards are available to reduce future years’ taxable income for unlimited years. Management believes that the realization of the benefits from these losses appears uncertain due to the Company’s operating history and continued losses in Hong Kong. If the Company is unable to generate taxable income in its Hong Kong operations, it is more likely than not that it will not have sufficient income to utilize its deferred tax assets. Accordingly, the Company has provided a 100% valuation allowance on its net deferred tax assets of $0 and approximately $11.3 million related to its Hong Kong operations as of June 30, 2023 and 2022, respectively.
Color Metaverse [Member]
Income Taxes (Details) [Line Items]
Effective tax rate	75.00%	75.00%	75.00%
Color Metaverse [Member]
Income Taxes (Details) [Line Items]
Federal statutory income tax rate	17.00%	17.00%	17.00%
Effective tax rate	50.00%	50.00%	50.00%
Taxable income	$ 8,000		$ 10,000
Taxable income exempted from income tax	$ 100,000						$ 190,000
Color DMCC [Member]
Income Taxes (Details) [Line Items]
Federal statutory income tax rate	9.00%	9.00%	9.00%
Taxable income	$ 100,000	د.إ 375,000
Taxable income exempted from income tax	$ 100,000					د.إ 375,000